Property & Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

As of December 31, 2021 and 2020 property and equipment consisted of the following:

	As of	As of
	December 31,	December 31,
	2021	2020

Plant and equipment	$6,291,019	$5,507,377
Furniture and fixtures	41,201	35,421
Leasehold improvements	2,329,725	1,922,332
Website	111,002	111,002
Land	242,333	242,333
Building	1,399,200	1,399,200
Total cost	10,414,480	9,217,665
Less accumulated depreciation	(3,588,585)	(2,372,532)
Property and equipment, net	$6,825,895	$6,845,132